NATIONWIDE MUTUAL FUNDS

Nationwide Bailard Cognitive Value Fund	Nationwide Geneva Small Cap Growth Fund
Nationwide Bailard Technology & Science Fund	Nationwide Long/Short Equity Fund
Nationwide Diamond Hill Large Cap Concentrated Fund	Nationwide Loomis All Cap Growth Fund
(formerly, Nationwide Large Cap Equity Fund)	Nationwide Small Company Growth Fund
Nationwide Dynamic U.S. Growth Fund	Nationwide U.S. Small Cap Value Fund
(formerly, Nationwide Growth Fund)	Nationwide WCM Focused Small Cap Fund
Nationwide Fund	Nationwide Ziegler Equity Income Fund
Nationwide Geneva Mid Cap Growth Fund

Supplement dated July 25, 2019
to the Prospectus dated February 28, 2019

Capitalized terms and certain other terms used in this supplement, unless otherwise defined in this supplement, have the meanings assigned to them in the Prospectus.

Effective as of June 28, 2019, all references to, and information regarding, Robert E. Hall in the Prospectus are deleted in their entirety.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE